Loans - Summary of Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan losses:
Balance, beginning of year	$ 2,849,182	$ 2,833,594
Charge-offs	(130,235)
Recoveries	14,735	15,588
Provision (reallocation)	82,500
Ending balance	2,816,182	2,849,182
Ending balance: individually evaluated for impairment	51,839	142,656
Ending balance: collectively evaluated for impairment	2,764,343	2,706,526
Loans:
Ending balance	261,141,904	239,352,343
Ending balance: individually evaluated for impairment	51,839	142,656
Ending balance: collectively evaluated for impairment	261,090,065	239,209,687
Professional
Allowance for loan losses:
Balance, beginning of year	876,467	788,684
Charge-offs	(130,235)
Recoveries	14,735	15,588
Provision (reallocation)	231,274	72,195
Ending balance	992,241	876,467
Ending balance: individually evaluated for impairment	51,664	79,500
Ending balance: collectively evaluated for impairment	940,577	796,967
Loans:
Ending balance	196,794,483	180,661,631
Ending balance: individually evaluated for impairment	51,664	79,500
Ending balance: collectively evaluated for impairment	196,742,819	180,582,131
Non-Profit
Allowance for loan losses:
Balance, beginning of year	70,962	75,490
Provision (reallocation)	(4,383)	(4,528)
Ending balance	66,579	70,962
Ending balance: collectively evaluated for impairment	66,579	70,962
Loans:
Ending balance	18,467,996	17,303,871
Ending balance: collectively evaluated for impairment	18,467,996	17,303,871
Real Estate
Allowance for loan losses:
Balance, beginning of year	104,950	185,964
Provision (reallocation)	6,660	(81,014)
Ending balance	111,610	104,950
Ending balance: collectively evaluated for impairment	111,610	104,950
Loans:
Ending balance	29,772,234	27,991,308
Ending balance: collectively evaluated for impairment	29,772,234	27,991,308
Other
Allowance for loan losses:
Balance, beginning of year	110,833	172,035
Provision (reallocation)	(53,610)	(61,202)
Ending balance	57,223	110,833
Ending balance: individually evaluated for impairment	175	63,156
Ending balance: collectively evaluated for impairment	57,048	47,677
Loans:
Ending balance	16,107,191	13,395,533
Ending balance: individually evaluated for impairment	175	63,156
Ending balance: collectively evaluated for impairment	16,107,016	13,332,377
Unallocated
Allowance for loan losses:
Balance, beginning of year	1,685,970	1,611,421
Provision (reallocation)	(97,441)	74,549
Ending balance	1,588,529	1,685,970
Ending balance: collectively evaluated for impairment	$ 1,588,529	$ 1,685,970